Property, plant and equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, plant and equipment
Total property, plant and equipment, at cost	31,572	$ 31,316	$ 29,932
Less: Accumulated depreciation	(14,995)	(14,241)	(13,471)
Property, plant and equipment - net	16,577	17,075	16,461
Commitments for the purchase or construction of capital assets	294
Assets recorded under capital leases
Gross capital leases	111	125	134
Less: Accumulated depreciation	(52)	(50)	(58)
Net capital leases	59	75	76
Minimum rental payments on assets recorded under capital leases were:
2015	8
2016	26
2017	10
2018	7
2019	7
Thereafter	35
Minimum rental payments to be received for equipment leased to others were:
2015	951
2016	621
2017	353
2018	180
2019	73
Thereafter	28
Land
Property, plant and equipment
Total property, plant and equipment, at cost	665	688	723
Buildings and land improvements
Property, plant and equipment
Total property, plant and equipment, at cost	7,119	6,928	6,214
Machinery, equipment and other
Property, plant and equipment
Total property, plant and equipment, at cost	16,971	16,793	16,073
Equipment leased to others
Property, plant and equipment
Total property, plant and equipment, at cost	5,596	5,365	4,658
Less: Accumulated depreciation	(1,565)	(1,521)	(1,383)
Property, plant and equipment - net	4,031	3,844	3,275
Construction-in-process
Property, plant and equipment
Total property, plant and equipment, at cost	1,221	$ 1,542	$ 2,264
Minimum | Buildings and land improvements
Property, plant and equipment
Useful Lives (Years)	20 years
Minimum | Machinery, equipment and other
Property, plant and equipment
Useful Lives (Years)	3 years
Minimum | Equipment leased to others
Property, plant and equipment
Useful Lives (Years)	1 year
Maximum | Buildings and land improvements
Property, plant and equipment
Useful Lives (Years)	45 years
Maximum | Machinery, equipment and other
Property, plant and equipment
Useful Lives (Years)	10 years
Maximum | Equipment leased to others
Property, plant and equipment
Useful Lives (Years)	10 years